Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2024 TWD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2024 USD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2024 JPY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2024 CNY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2023 TWD ($) $ / ¥ $ / ¥ $ / $	Dec. 31, 2023 USD ($) $ / ¥ $ / ¥ $ / $	Dec. 31, 2023 JPY (¥) $ / ¥ $ / ¥ $ / $	Dec. 31, 2023 CNY (¥) $ / ¥ $ / ¥ $ / $
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies | $	$ 20,587,762				$ 17,987,228
Exchange rate	32.79	32.79	32.79	32.79
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 5,179,178	$ 157,974			4,600,745	$ 149,837
Liabilities denominated in foreign currencies	$ 776,185	$ 23,675			$ 650,178	$ 21,175
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	32.785	32.785	32.785	32.785	30.705	30.705	30.705	30.705
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	32.785	32.785	32.785	32.785	30.705	30.705	30.705	30.705
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 55,133		¥ 262,664		$ 41,030		¥ 188,904
Liabilities denominated in foreign currencies	$ 266,988		¥ 1,271,975		$ 239,412		¥ 1,102,264
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2099	0.2099	0.2099	0.2099	0.2172	0.2172	0.2172	0.2172
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2099	0.2099	0.2099	0.2099	0.2172	0.2172	0.2172	0.2172
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 59,683			¥ 13,328	$ 24,210			¥ 5,595
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	4.478	4.478	4.478	4.478	4.327	4.327	4.327	4.327
Other Risks [Member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 103,013		¥ 490,770		$ 120,317		¥ 553,946
Other Risks [Member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2099	0.2099	0.2099	0.2099	0.2172	0.2172	0.2172	0.2172